Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
The trustee of the Plan, Vanguard, manages investments in its sponsored funds and, therefore, is deemed a party-in-interest and a related party. Fees paid to Vanguard were $249,069 in 2025. The Plan also invests in Perrigo Company plc ordinary shares, therefore these transactions qualify as party-in-interest transactions. Cash dividends of $360,984 were paid to the Plan by the Company during 2025 related to shares held by the Plan on the dividend record dates. These dividends are included in Interest, dividends and other in the Statement of Changes in Net Assets Available for Benefits.